Costs of Sales	6 Months Ended
Jun. 30, 2025
Costs of Sales
Costs of Sales

Note 13 - Costs of Sales

Costs of sales, excluding depletion and depreciation, comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Costs of stream sales	$30.3	$25.9	$63.7	$56.0
Mineral production taxes	0.8	0.7	1.4	1.2
Mining costs of sales	$31.1	$26.6	$65.1	$57.2
Energy costs of sales	2.4	2.5	6.9	5.5
	$33.5	$29.1	$72.0	$62.7